American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2021

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.4%
Equity Growth Fund Investor Class	2,574,614	100,564,407
Focused Dynamic Growth Fund Investor Class	658,159	41,253,396
Focused Large Cap Value Fund Investor Class	16,499,477	207,068,434
Growth Fund Investor Class	1,389,024	80,882,866
Heritage Fund Investor Class	3,887,125	116,613,735
Mid Cap Value Fund Investor Class	6,643,327	133,464,449
NT Disciplined Growth Fund Investor Class	2,392,856	42,712,481
Small Cap Growth Fund Investor Class	1,706,709	46,627,291
Small Cap Value Fund Investor Class	4,017,027	45,753,940
Sustainable Equity Fund Investor Class	4,464,882	214,582,251
		1,029,523,250
Domestic Fixed Income Funds — 26.3%
Core Plus Fund Investor Class	27,515,134	311,471,311
Inflation-Adjusted Bond Fund Investor Class	8,327,165	109,585,497
NT High Income Fund Investor Class	5,775,935	57,701,590
Short Duration Fund Investor Class	7,968,422	83,270,013
Short Duration Inflation Protection Bond Fund Investor Class	1,924,992	21,617,656
		583,646,067
International Equity Funds — 18.9%
Emerging Markets Fund Investor Class	5,054,264	73,034,117
International Growth Fund Investor Class	7,106,113	120,732,854
Non-U.S. Intrinsic Value Fund Investor Class	5,271,475	54,823,344
NT Global Real Estate Fund Investor Class	3,757,542	50,801,967
NT International Small-Mid Cap Fund Investor Class	2,943,745	47,188,239
NT International Value Fund Investor Class	7,028,835	73,873,056
		420,453,577
International Fixed Income Funds — 8.4%
Emerging Markets Debt Fund Investor Class	3,991,317	41,829,000
Global Bond Fund Investor Class	9,917,072	103,435,064
International Bond Fund Investor Class	3,015,476	40,045,515
		185,309,579
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,608,845,687)		2,218,932,473
OTHER ASSETS AND LIABILITIES†		(1,776)
TOTAL NET ASSETS — 100.0%		$2,218,930,697

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$96,359	$136	—	$4,069	$100,564	2,575	—	$136
Focused Dynamic Growth Fund	39,180	—	—	2,073	41,253	658	—	—
Focused Large Cap Value Fund	220,154	863	$15,400	1,451	207,068	16,499	$493	863
Growth Fund	85,699	—	3,657	(1,159)	80,883	1,389	6,244	—
Heritage Fund	113,115	—	—	3,499	116,614	3,887	—	—
Mid Cap Value Fund	130,510	480	—	2,474	133,464	6,643	—	480
NT Disciplined Growth Fund	40,559	—	—	2,154	42,713	2,393	—	—
Small Cap Growth Fund	44,306	—	—	2,321	46,627	1,707	—	—
Small Cap Value Fund	44,742	45	—	967	45,754	4,017	—	45
Sustainable Equity Fund	202,036	—	—	12,546	214,582	4,465	—	—
Core Plus Fund	313,575	1,735	—	(3,839)	311,471	27,515	—	1,735
Inflation-Adjusted Bond Fund	109,086	—	—	500	109,586	8,327	—	—
NT High Income Fund	57,477	685	—	(460)	57,702	5,776	—	685
Short Duration Fund	83,312	276	—	(318)	83,270	7,968	—	276
Short Duration Inflation Protection Bond Fund	21,425	—	—	193	21,618	1,925	—	—
Emerging Markets Fund	57,299	16,546	—	(811)	73,034	5,054	—	—
International Growth Fund	117,251	—	—	3,482	120,733	7,106	—	—
Non-U.S. Intrinsic Value Fund	53,664	—	—	1,159	54,823	5,271	—	—
NT Global Real Estate Fund	49,224	—	—	1,578	50,802	3,758	—	—
NT International Small-Mid Cap Fund	45,128	—	—	2,060	47,188	2,944	—	—
NT International Value Fund	72,591	1,881	—	(599)	73,873	7,029	—	—
Emerging Markets Debt Fund	41,929	377	—	(477)	41,829	3,991	—	377
Global Bond Fund	104,922	—	—	(1,487)	103,435	9,917	—	—
International Bond Fund	41,553	—	—	(1,507)	40,046	3,015	—	—
	$2,185,096	$23,024	$19,057	$29,869	$2,218,932	143,829	$6,737	$4,597
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.